Convertible Notes - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended		12 Months Ended
	May 15, 2023	Mar. 15, 2023	Oct. 28, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	May 12, 2023	Nov. 02, 2022	Sep. 09, 2022
Debt Instrument [Line Items]
Debt instrument, face amount						$ 63			$ 268	$ 700
Fair vaue of shares issued upon conversion of convetible notes						5,989
Amortization of the debt discounts				$ 0	$ 109	242	$ 140
Debt instrument convertible conversion price		$ 2.7						$ 2.7
3i Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 3,261
Conversion of stock, shares converted		328,352
3i Notes [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Conversion of stock, shares converted		1,207,729,000
Convertible Notes [Member]
Debt Instrument [Line Items]
Debt conversion, original debt amount						4,636
Unamortized debt discount						168	359
Debt conversion, accrued interest, amount						$ 341
Change in fair value of convertible note				861
Long term debt non current				2,390
First convertible notes				$ 3,251
Convertible Notes [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued						598,861
Convertible Notes [Member] | Investor Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount						$ 422	104
Debt conversion, original debt amount			$ 4,636
Debt conversion, accrued interest, amount			$ 341
Amortization of the debt discounts						242	140
Loss on conversion of convertible notes						(1,180)
First convertible notes						526	104
Convertible Notes [Member] | Investor Notes [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued			598,861
Fair vaue of shares issued upon conversion of convetible notes						5,989
Convertible Notes [Member] | IBT Notes [Member] | IBT and David Humes Notes [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, amount						$ 96	$ 114
Senior Unsecured Convertible Notes [Member] | 3i Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 9,000
Discount of senior unsecured convertible note issued		8.00%
Interest rate of senior unsecured convertible note issued		7.00%
Debt instrument, maturity date	Jun. 15, 2024